Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 436,082	$ 435,628	$ 572,518
Accumulated depreciation	(376,293)	(342,065)	(444,731)
Total property and equipment, net	59,789	93,563	127,787
Website [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	285,377	285,377	285,377
Computer equipment and purchased software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	91,786	91,332	96,037
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	19,291	19,291	35,449
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	26,982	26,982	87,184
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 12,646	$ 12,646	$ 68,471